Exhibit 99.1

CNH Equipment Trust 2010-C
$216,700,000 Class A-1 0.42677% Asset Backed Notes due December 9, 2011
$142,000,000 Class A-2 0.830% Asset Backed Notes due April 15, 2013
$0 Class A-2b Floating Rate Asset Backed Notes
$350,000,000 Class A-3 1.17% Asset Backed Notes due May 15, 2015
$0 Class A-3b Floating Rate Asset Backed Notes
$140,640,000 Class A-4 1.75% Asset Backed Notes due May 16, 2016
$0 Class A-4b Floating Rate Asset Backed Notes
$26,272,000 Class B 2.97% Asset Backed Notes due May 15, 2017
$0 Asset Backed Certificate

Please contact Kathy Aber at 262-636-7706 with any questions regarding this report or email abs@cnh.com
For additional information consult http://investors.cnh.com
Cutoff Date		3/31/2011
Date Added		10/31/2010
Pool	Period	Pool 1	Pool 2	Pool 3	Pool 4
Scheduled Cashflows	0	1,606,266.83	0.00	0.00	0.00
	1	8,353,553.54	0.00	0.00	0.00
	2	8,498,999.15	0.00	0.00	0.00
	3	21,773,612.21	0.00	0.00	0.00
	4	31,166,278.28	0.00	0.00	0.00
	5	39,214,372.07	0.00	0.00	0.00
	6	42,816,634.25	0.00	0.00	0.00
	7	24,796,995.88	0.00	0.00	0.00
	8	7,050,615.07	0.00	0.00	0.00
	9	12,081,444.58	0.00	0.00	0.00
	10	6,865,422.94	0.00	0.00	0.00
	11	4,786,365.27	0.00	0.00	0.00
	12	5,102,324.42	0.00	0.00	0.00
	13	5,346,452.78	0.00	0.00	0.00
	14	4,093,624.63	0.00	0.00	0.00
	15	17,314,779.23	0.00	0.00	0.00
	16	27,750,885.71	0.00	0.00	0.00
	17	36,252,364.76	0.00	0.00	0.00
	18	39,302,130.65	0.00	0.00	0.00
	19	23,304,658.99	0.00	0.00	0.00
	20	6,466,176.51	0.00	0.00	0.00
	21	11,140,839.97	0.00	0.00	0.00
	22	6,404,537.58	0.00	0.00	0.00
	23	4,299,042.65	0.00	0.00	0.00
	24	4,470,685.05	0.00	0.00	0.00
	25	4,346,336.52	0.00	0.00	0.00
	26	3,162,619.04	0.00	0.00	0.00
	27	16,372,189.85	0.00	0.00	0.00
	28	26,452,415.06	0.00	0.00	0.00
	29	34,827,674.73	0.00	0.00	0.00
	30	37,683,603.44	0.00	0.00	0.00
	31	22,537,923.86	0.00	0.00	0.00
	32	5,907,557.01	0.00	0.00	0.00
	33	10,399,958.84	0.00	0.00	0.00
	34	5,789,419.38	0.00	0.00	0.00
	35	3,750,170.93	0.00	0.00	0.00
	36	3,832,981.41	0.00	0.00	0.00
	37	3,688,183.32	0.00	0.00	0.00
	38	2,536,102.40	0.00	0.00	0.00
	39	12,997,664.44	0.00	0.00	0.00
	40	22,684,595.82	0.00	0.00	0.00
	41	31,434,088.36	0.00	0.00	0.00
	42	33,109,235.26	0.00	0.00	0.00
	43	19,753,569.27	0.00	0.00	0.00
	44	4,948,861.71	0.00	0.00	0.00
	45	9,316,408.95	0.00	0.00	0.00
	46	4,489,793.38	0.00	0.00	0.00
	47	2,897,527.45	0.00	0.00	0.00
	48	3,370,999.83	0.00	0.00	0.00
	49	3,082,055.26	0.00	0.00	0.00
	50	2,018,875.19	0.00	0.00	0.00
	51	11,706,189.30	0.00	0.00	0.00
	52	19,231,481.75	0.00	0.00	0.00
	53	27,159,510.10	0.00	0.00	0.00
	54	30,055,695.30	0.00	0.00	0.00
	55	16,231,985.76	0.00	0.00	0.00
	56	1,422,407.72	0.00	0.00	0.00
	57	3,219,573.37	0.00	0.00	0.00
	58	1,310,114.50	0.00	0.00	0.00
	59	900,997.32	0.00	0.00	0.00
	60	698,275.32	0.00	0.00	0.00
	61	888,535.92	0.00	0.00	0.00
	62	457,608.12	0.00	0.00	0.00
	63	2,648,234.63	0.00	0.00	0.00
	64	4,257,391.64	0.00	0.00	0.00
	65	4,978,470.69	0.00	0.00	0.00
	66	7,071,823.92	0.00	0.00	0.00
	67	3,510,274.90	0.00	0.00	0.00
	68	0.00	0.00	0.00	0.00
	69	0.00	0.00	0.00	0.00
	70	0.00	0.00	0.00	0.00
	71	0.00	0.00	0.00	0.00
	72	0.00	0.00	0.00	0.00
	73	0.00	0.00	0.00	0.00
	74	0.00	0.00	0.00	0.00
	75	0.00	0.00	0.00	0.00
	76	0.00	0.00	0.00	0.00
	77	0.00	0.00	0.00	0.00
	78	0.00	0.00	0.00	0.00

Total Amount of Scheduled Cashflow	Total	867,398,443.97	0.00	0.00	0.00
Discount Rate		4.100%	4.100%	4.100%	4.100%
Beginning Contract Value		806,082,049.84	0.00	0.00	0.00
Scheduled Contract Value Decline		6,199,933.90	0.00	0.00	0.00
Unscheduled Contract Value Decline		8,600,287.88	0.00	0.00	0.00
Additional Contract Value Added		0.00	0.00	0.00	0.00
Ending Contract Value		791,281,828.06	0.00	0.00	0.00
Aggregate Outstanding Balance		804,268,186.82

CNH Equipment Trust 2010-C
$216,700,000 Class A-1 0.42677% Asset Backed Notes due December 9, 2011
$142,000,000 Class A-2 0.830% Asset Backed Notes due April 15, 2013
$0 Class A-2b Floating Rate Asset Backed Notes
$350,000,000 Class A-3 1.17% Asset Backed Notes due May 15, 2015
$0 Class A-3b Floating Rate Asset Backed Notes
$140,640,000 Class A-4 1.75% Asset Backed Notes due May 16, 2016
$0 Class A-4b Floating Rate Asset Backed Notes
$26,272,000 Class B 2.97% Asset Backed Notes due May 15, 2017
$0 Asset Backed Certificate

Dated Date (30/360)	3/15/2011
Dated Date (act/360)	3/15/2011
Scheduled Payment Date	4/15/2011
Actual Payment Date	4/15/2011
Days in accrual period (30/360)	30
Days in accrual period (act/360)	31
Note Distribution Account Deposit	$9,914,874.01
Certificate Distribution Account deposit	$0.00
First Principal Payment Amount	$0.00
Note Monthly Principal Distributable Amount	$9,153,274.91
Spread Account Initial Deposit	$19,701,289.56
Amount required to be deposited into the Collection Account during the calendar month	$17,501,891.26
Amounts to be paid to Backup Servicer as successor servicer to reimburse liquidation expenses	$0.00

Collateral Summary
Wtd. Average Discount Rate	4.100%
Beginning Contract Value	806,082,049.84
Scheduled Contract Value Decline	6,199,933.90
Unscheduled Contract Value Decline	8,600,287.88
Additional Contract Value Purchased	0.00
Ending Contract Value	791,281,828.06

Total Beginning Balance (Pool Balance + Pre-funding Account Balance)	806,082,049.84
Pool Balance as of end of last day of preceding Collection Period	806,082,049.84
Total Ending Balance (Pool Balance + Pre-funding Account Balance)	791,281,828.06

Purchase amount of Receivables purchased due to Modification Events in the related Collection Period	$83,498.60
Purchase amount of all other purchases and repurchases in the related Collection Period	$0.00

Collections and Reinvestment Income
Receipts During the period (net of servicer’s liquidation expenses)	$17,418,392.66

Warranty Repurchases
Contracts deferred beyond Final Scheduled Maturity Date	$0.00
Government obligors	$0.00
Total Warranty Repurchases	$0.00

Total Collections For The Period	$17,501,891.26

Reinvestment Income (excluding Pre-funding Account)	$4,501.82
Reinvestment Income on Pre-funding Account)	$0.00

Total Collections + Reinvestment Income For The Period	$17,506,393.08

Other—Back-Up Servicing Account Investment Earnings	$20.59

CNH Equipment Trust 2010-C
$216,700,000 Class A-1 0.42677% Asset Backed Notes due December 9, 2011
$142,000,000 Class A-2 0.830% Asset Backed Notes due April 15, 2013
$0 Class A-2b Floating Rate Asset Backed Notes
$350,000,000 Class A-3 1.17% Asset Backed Notes due May 15, 2015
$0 Class A-3b Floating Rate Asset Backed Notes
$140,640,000 Class A-4 1.75% Asset Backed Notes due May 16, 2016
$0 Class A-4b Floating Rate Asset Backed Notes
$26,272,000 Class B 2.97% Asset Backed Notes due May 15, 2017
$0 Asset Backed Certificate

Actual Payment Date	General		Party Receiving		4/15/2011
	Purpose of		Fee or Expense
Calculation of Distributable Amounts	Fee or Expense		Amount
Backup Servicer Engaged?					YES
Current Backup Servicing Fee Due					$10,076.03
Past Due Backup Servicing Fee					$0.00
Total Backup Servicing Fee Due	Provide for backup servicer		SST		$10,076.03

CNH or SST?					CNH
Current Servicing Fee Due					$671,735.04
Past Due Servicing Fee					$0.00
Total Servicing Fee Due	Provide for servicer as required		NH Credit		$671,735.04
			Company LLC
Current Administration Fee Due	$500.00				$166.67
Past Due Administration Fee					$0.00
Total Administration Fee Due	Provide for trust administrator		CNH Capital		$166.67
			America LLC
Reimburseable Expenses of the Backup Servicer Due					$0.00
Past Due Reimburseable Expenses of the Backup Servicer					$0.00
Total Reimburseable Expenses of the Backup Servicer Due	To cover expenses of backup servicer		SST		$0.00

Reimburseable Expenses of the Servicer Due					$0.00
Past Due Reimburseable Expenses of the Servicer					$0.00
Total Reimburseable Expenses of the Servicer Due	To cover expenses of servicer		NH Credit		$0.00
			Company LLC
Total Principal Balance of Notes (Beginning of Period)					$800,435,102.97
A-1 notes Beginning Principal balance					$141,523,102.97
A-2a notes Beginning Principal balance					$142,000,000.00
A-3a notes Beginning Principal balance					$350,000,000.00
A-4a notes Beginning Principal balance					$140,640,000.00
B notes Beginning Principal balance					$26,272,000.00
		Coupon/	Swap Adj.
	Type	Spread	Coupon	Daycount
A-1 notes Current Interest Due	Fix	0.42677%	0.42677%	act/360	$52,009.23
A-2a notes Current Interest Due	Fix	0.83000%	0.83000%	30/360	$98,216.67
A-3a notes Current Interest Due	Fix	1.17000%	1.17000%	30/360	$341,250.00
A-4a notes Current Interest Due	Fix	1.75000%	1.75000%	30/360	$205,100.00
B notes Current Interest Due	Fix	2.97000%	2.97000%	30/360	$65,023.20

A-1 notes Past Due Interest					$0.00
A-2a notes Past Due Interest					$0.00
A-3a notes Past Due Interest					$0.00
A-4a notes Past Due Interest					$0.00
B notes Past Due Interest					$0.00

A-1 notes Interest Due on Past Due Interest					$0.00
A-2a notes Interest Due on Past Due Interest					$0.00
A-3a notes Interest Due on Past Due Interest					$0.00
A-4a notes Interest Due on Past Due Interest					$0.00
B notes Interest Due on Past Due Interest					$0.00

A-1 notes Total Interest Due					$52,009.23
A-2a notes Total Interest Due					$98,216.67
A-3a notes Total Interest Due					$341,250.00
A-4a notes Total Interest Due					$205,100.00
B notes Total Interest Due					$65,023.20

A-1 notes Principal Due					$9,153,274.91
A-2a notes Principal Due					$0.00
A-3a notes Principal Due					$0.00
A-4a notes Principal Due					$0.00
Class B notes Principal Due					$0.00

Total notes Interest Due					$761,599.10
Total notes Principal Due					$9,153,274.91
Total notes Distributable Amount					$9,914,874.01

CNH Equipment Trust 2010-C
$216,700,000 Class A-1 0.42677% Asset Backed Notes due December 9, 2011
$142,000,000 Class A-2 0.830% Asset Backed Notes due April 15, 2013
$0 Class A-2b Floating Rate Asset Backed Notes
$350,000,000 Class A-3 1.17% Asset Backed Notes due May 15, 2015
$0 Class A-3b Floating Rate Asset Backed Notes
$140,640,000 Class A-4 1.75% Asset Backed Notes due May 16, 2016
$0 Class A-4b Floating Rate Asset Backed Notes
$26,272,000 Class B 2.97% Asset Backed Notes due May 15, 2017
$0 Asset Backed Certificate

Actual Payment Date	4/15/2011

Cash Available for Distribution
Total Collections + Reinvestment Income For The Period	$17,506,393.08

Beginning Negative Carry Account	$0.00
Deposits from Negative Carry Account to Distribution Account	$0.00

Beginning Spread Account Balance	$19,701,289.56
Additional Deposit to Spread Account from Pre-funding	$0.00
Deposits from Spread Account to Distribution Account	$0.00

Beginning Principal Supplement Account	$0.00
Deposits from Principal Supplement Account to Distribution Account	$0.00

Beginning Pre-Funding Account Balance	$0.00
Deposits from Pre-funding Account to Distribution Account	$0.00

Total Cash Available	$17,506,393.08

Cash Allocation (Cashflow Waterfall)		Available
		Cash
Backup Servicing Fee Paid	$10,076.03
Backup Servicing Fee Shortfall	$0.00
		17,496,317.05
Servicing Fee Paid	$671,735.04
Servicing Fee Shortfall	$0.00
		$16,824,582.01
Administration Fee Paid	$166.67
Administration Fee Shortfall	$0.00
		$16,824,415.34
Net Swap Payment Paid	$0.00
Net Swap Payment Shortfall	$0.00

Remaining Cash Available to Pay Note Interest & Swap Termination Payment		$16,824,415.34

Cash Available to Pay Note Interest	$16,824,415.34
Cash Available to Pay Termination Payment	$16,824,415.34

Class A-1 notes Interest Paid	$52,009.23
Class A-2a notes Interest Paid	$98,216.67
Class A-3a notes Interest Paid	$341,250.00
Class A-4a notes Interest Paid	$205,100.00
		$16,127,839.44
Class A-1 notes Interest Shortfall	$0.00
Class A-2a notes Interest Shortfall	$0.00
Class A-3a notes Interest Shortfall	$0.00
Class A-4a notes Interest Shortfall	$0.00

First Principal Payment Amount	$0.00
		$16,127,839.44
Class B notes Interest Paid	$65,023.20
Class B notes Interest Shortfall	$0.00
		$16,062,816.24
Class A-1 notes Principal Paid	$16,062,816.24
Class A-2a notes Principal Paid	$0.00
Class A-3a notes Principal Paid	$0.00
Class A-4a notes Principal Paid	$0.00
Class B notes Principal Paid	$0.00

		0.00
Deposits to Spread Account	$0.00

Swap Termination Payments payable to issuing entity, to the extent not deposited above	$0.00
		$0.00
Reimbursable expenses of the Backup Servicer Paid	$0.00
Reimbursable expenses of the Backup Servicer Shortfall	$0.00
		$0.00
Reimbursable expenses of the Servicer Paid	$0.00
Reimbursable expenses of the Servicer Shortfall	$0.00
		$0.00
Total Principal Balance of Notes (End of Period)	$784,372,286.73
A-1 notes Ending Principal balance	$125,460,286.73
A-2a notes Ending Principal balance	$142,000,000.00
A-3a notes Ending Principal balance	$350,000,000.00
A-4a notes Ending Principal balance	$140,640,000.00
B notes Ending Principal balance	$26,272,000.00

Release to Seller as Excess	$0.00	$0.00

CNH Equipment Trust 2010-C
$216,700,000 Class A-1 0.42677% Asset Backed Notes due December 9, 2011
$142,000,000 Class A-2 0.830% Asset Backed Notes due April 15, 2013
$0 Class A-2b Floating Rate Asset Backed Notes
$350,000,000 Class A-3 1.17% Asset Backed Notes due May 15, 2015
$0 Class A-3b Floating Rate Asset Backed Notes
$140,640,000 Class A-4 1.75% Asset Backed Notes due May 16, 2016
$0 Class A-4b Floating Rate Asset Backed Notes
$26,272,000 Class B 2.97% Asset Backed Notes due May 15, 2017
$0 Asset Backed Certificate

Actual Payment Date					4/15/2011

Summary and Factors					Amount	Factor	Per/$1004
Total Principal Balance of Notes (Beginning of Period)					$800,435,102.97	0.9141436	$914.14
A-1 notes Beginning Principal balance					$141,523,102.97	0.6530831	$653.08
A-2a notes Beginning Principal balance					$142,000,000.00	1.0000000	$1,000.00
A-3a notes Beginning Principal balance					$350,000,000.00	1.0000000	$1,000.00
A-4a notes Beginning Principal balance					$140,640,000.00	1.0000000	$1,000.00
B notes Beginning Principal balance					$26,272,000.00	1.0000000	$1,000.00

Total Principal Balance of Notes (End of Period)		WAL			$784,372,286.73	0.8957989	$895.80
A-1 notes Ending Principal balance		0.49	$216,700,000.00		$125,460,286.73	0.5789584	$578.96
A-2a notes Ending Principal balance		0.99	$142,000,000.00		$142,000,000.00	1.0000000	$1,000.00
A-3a notes Ending Principal balance		2.25	$350,000,000.00		$350,000,000.00	1.0000000	$1,000.00
A-4a notes Ending Principal balance		3.89	$140,640,000.00		$140,640,000.00	1.0000000	$1,000.00
B notes Ending Principal balance		4.08	$26,272,000.00		$26,272,000.00	1.0000000	$1,000.00

Class A-1 notes Interest Paid					$52,009.23	0.0002400	$0.24
Class A-2a notes Interest Paid					$98,216.67	0.0006917	$0.69
Class A-3a notes Interest Paid					$341,250.00	0.0009750	$0.98
Class A-4a notes Interest Paid					$205,100.00	0.0014583	$1.46
Class B notes Interest Paid					$65,023.20	0.0024750	$2.48

Class A-1 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-2a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-3a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-4a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class B notes Interest Shortfall					$0.00	0.0000000	$0.00

Class A-1 notes Principal Paid					$16,062,816.24	0.0741247	$74.12
Class A-2a notes Principal Paid					$0.00	0.0000000	$0.00
Class A-3a notes Principal Paid					$0.00	0.0000000	$0.00
Class A-4a notes Principal Paid					$0.00	0.0000000	$0.00
Class B notes Principal Paid					$0.00	0.0000000	$0.00

Spread Account
Required Spread Account Deposit (Add Loans)			2.25%		$0.00
Spread Account Test - 3 Month Average Delinquency Ratio					0.0126%
Spread Account Test - Cumulative Net Loss Ratio					0.0108%
Spread Account Test Met	Original	May 15, 2012	November 15, 2012	May 15, 2013	NO
Required Spread Account Target	2.25%	2.00%	1.75%	1.50%	$19,701,289.56
Required Spread Account				November 15, 2013	$19,701,289.56
Beginning Spread Account Balance				1.15%	$19,701,289.56
Additional Deposit to Spread Account from Pre-funding					$0.00
Spread Account Withdrawals to Distribution Account					$0.00
Spread Account Deposits from Excess Cash					$0.00
Spread Account Released to Seller					$0.00
Ending Spread Account Balance					$19,701,289.56

Principal Supplement Account
Required Principal Supplement Account Balance					$0.00
Beginning Principal Supplement Account Balance					$0.00
Additional Deposit to Principal Supplement Account from Pre-funding					$0.00
Principal Supplement Account Withdrawals to Distribution Account					$0.00
Principal Supplement Account Released to Seller					$0.00
Ending Principal Supplement Account					$0.00

				Original
Purchases	Units	Cut-Off Date	Closing Date	Pool Balance

Initial Purchase	23,541	10/31/10	11/17/10	875,612,869.50
Subsequent Purchase #1	0			0.00
Subsequent Purchase #2	0			0.00
Total	23,541			875,612,869.50

Backup Servicer Account
Backup Servicer Account Initial Deposit					$150,000.00
Backup Servicer Account Beginning Balance					$150,000.00
Backup Servicer Account Expenses					$0.00
Backup Servicer Account Investment Earnings					$20.59
Backup Servicer Account Investment Earnings - Released to Seller					($20.59)
Ending Backup Servicer Account Balance					$150,000.00

Total Release to Seller					$671,901.71

“The Administrator hereby directs the Indenture Trustee to pay on the Payment Date set forth above from the Certificate Distribution Account to the Certificateholders, on a pro rata basis, zero payment .”

Spread Account Triggers
Average Delinquency Ratio Test*
Payment Date
May-12	1.75%
Nov-12	2.50%
May-13	3.00%
Nov-13	3.50%
Second Prior Month Delinquency Ratio		0.0082%
Prior Month Delinquency Ratio		0.0154%
Current Month Delinquency Ratio		0.0141%
3 Month Average Delinquency Ratio		0.0126%

Test			Variance	Trigger
Current Distribution Date		4/15/2011
(1) Is current distribution month May, 2012 or November, 2012, or May, 2013 or November, 2013 ?		NO
(2) Is the 3 Month Average Delinquency Ratio < Specified Percentage for specified month?		NO	-0.0126%	0.00%
If both (1) and (2) are "YES" then see Cumulative Net Loss Ratio		NO

Cumulative Net Loss Ratio Test**
Payment Date
May-12	0.40%
Nov-12	0.55%
May-13	0.65%
Nov-13	0.75%
Cumulative Net Loss Ratio		0.0108%

Test			Variance	Trigger
(1) Is current distribution month May, 2012 or November, 2012, or May, 2013 or November, 2013 ?		NO
(2) Is the Cumulative Net Loss Ratio < Specified Percentage for specified month?		NO	-0.0108%	0.00%
If both (1) and (2) are "YES" then see next test below		NO

If the 3 Month Average Delinquency and Cumulative Net Loss Ratio tests are met, then spread account reduces to 2.00% at May 2012 and/or 1.75% at November 2012 and/or 1.50% at May 3013 and/or 1.15% at November 2013

		NO

DEFINITIONS:

Average Delinquency Ratio Test*

On any payment date will be the average of the Delinquency Ratios for the preceding three calendar months.  The Delinquency Ratio for any calendar month means the ratio, expressed as a percentage, of (a) the sum, for all of the receivables, of all scheduled payments that are 60 days or more past due (other than Purchased Receivables and liquidated receivables) as of the end of such month, determined in accordance with the servicer’s then-current practices, to (b) the Pool Balance as of the last day of such month.

Cumulative Net Loss Ratio Test**

The Cumulative Net Loss Ratio on any payment date will be the ratio, expressed as a percentage, of (a) the aggregate Realized Losses on the receivables since their cutoff date through the last day of the related calendar month, to (b) the sum of (i) the Pool Balance as of the initial cutoff date and (ii) the sum of the Contract Values of all receivables purchased with amounts on deposit in the pre-funding account, each as of the related cutoff date for the related receivable.

POOL STATISTICS

Collateral Composition

Number of Loans at Beginning of Period		22,290
Number of Loans at End of Period		21,744

Weighted Average Coupon on Receivables		1.82
Weighted Average Original Term on Receivables		58.61
Weighted Average Remaining Term on Receivables		49.25

Pool Factor		0.89580
A-1 Note Pool Factor		0.57896
A-2a Note Pool Factor		1.00000
A-3a Note Pool Factor		1.00000
A-4a Note Pool Factor		1.00000
B Note Pool Factor		1.00000
Unscheduled Contract Value decline - monthly		8,600,287.88
Unscheduled Contract Value decline - LTD		51,113,276.45

Collateral Performance

Contractural Delinquency: (Excluding Liquidated and Purchased Contracts)		Count	%	Amount	%
< 31 Days delinquent		925	4.25%	13,128,381.54	1.63%
31-60 Days delinquent		109	0.50%	1,428,549.69	0.18%
61-90 Days delinquent		19	0.09%	230,854.45	0.03%
91-120 Days delinquent		9	0.04%	230,026.61	0.03%
121-150 Days delinquent		6	0.03%	115,792.20	0.01%
151-180 Days delinquent		4	0.02%	338,344.82	0.04%
181 + Days delinquent		0	0.00%	0.00	0.00%
TOTAL	(Delinquency data is for total contract balance past due)	1,072	4.93%	15,471,949.31	1.92%

Scheduled Amounts 30 - 59 days past due		$105,138.84	0.01%
Scheduled Amounts 60 days or more past due		$111,294.72	0.01%

Losses on Liquidated Receivables		Month $	Month #	LTD $	LTD #

Gross Losses (1)		$ (5,773.78)	8	$ 94,980.88	18

Net Loss as % of the Average Portfolio Balance		-0.001%		0.012%
Net Loss as a % of the Initial Deal Size		-0.001%		0.011%
Average Net Loss on all assets that have experienced a net loss		(721.72)		5,276.72

Realized Losses

Net Losses on Liquidated Receivables		($5,773.78)	0.00%
Write Down Amount on 180 Day Receivables		$0.00
Monthly Realized Losses (Total)		($5,773.78)

Cumulative Net Losses on Liquidated Receivables		$94,980.88
Cumulative Write Down Amount on 180 Day Receivables		$0.00
Cumulative Realized Losses (Total)		$94,980.88

Repossession Inventory and 180-Day Receivables

Repossessed Equipment not Sold or Reassigned (Beginning)		$74,098.32
Repossessed Equipment not Sold or Reassigned (End)		$85,296.00

Outstanding Balance of 180 Day Receivables (Beg of month)		$0.00
Outstanding Balance of 180 Day Receivables (End of month)		$0.00

(1) The realizable estimated loss at the time of repossession or full charge-off if written off without a repossession
(2) Recovery of any estimated loss amount after the sale of repossessed equipment or from the defaulted obligor.

(3) Sum of the monthly loss number of accounts will not equal the life-to-date number of accounts due to loss activity on the same account in multiple months.  Duplicate accounts in multiple months have been removed.

(4) Outstanding balance of 180-day receivables is equal to principal and other fees.

STATEMENTS TO NOTEHOLDERS

1     Has there been a material change in practices with respect to charge offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience ?

		NO

2 Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period ?		NO

3 Have there been any material breaches of representations, warranties or covenants contained in the Receivables ?		NO

4 Has there been an issuance of notes or other securities backed by the Receivables ?		NO

5 Has there been a material change in the underwriting, origination or acquisition of Receivables ?		NO

Interest and principal Payments Pursuant to Section 5.6 (d) and (e) (II) of the sale and Servicing Agreement
Distribution Amount		Class A-1 Notes
1. Interest Due on each Payment Date (assuming no Principal Reduction)

12/15/2010
1/18/2011
2/15/2011
3/15/2011
4/15/2011		52,009.23
5/16/2011		46,106.20
6/15/2011		44,618.91
7/15/2011		44,618.91
8/15/2011		46,106.20
9/15/2011		46,106.20
10/17/2011		47,593.50
11/15/2011		43,131.61
12/15/2011		44,618.91

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date		125,460,286.73
3. Final Scheduled Maturity Date		December 9, 2011

Distribution Amount		Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)		98,216.67	341,250.00	205,100.00

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date		142,000,000.00	350,000,000.00	140,640,000.00
3. Final Scheduled Maturity Date		April 15, 2013	May 15, 2015	May 16, 2016

Distribution Amount		Class B Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)		65,023.20

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date		26,272,000.00
3. Final Scheduled Maturity Date		May 15, 2017